Offerings	Mar. 18, 2025 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	4.75% Senior Notes due 2028
Amount Registered | shares	350,000,000
Proposed Maximum Offering Price per Unit	0.99732
Maximum Aggregate Offering Price	$ 349,062,000
Fee Rate	0.01531%
Amount of Registration Fee	$ 53,441.39
Offering Note	The prospectus supplement to which this exhibit is attached is a final prospectus supplement for the related offering. The maximum aggregate offering price of that offering is $1,098,109,500.
Offering: 2
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	5.60% Senior Notes due 2035
Amount Registered | shares	750,000,000
Proposed Maximum Offering Price per Unit	0.99873
Maximum Aggregate Offering Price	$ 749,047,500
Fee Rate	0.01531%
Amount of Registration Fee	$ 114,679.17
Offering Note	The prospectus supplement to which this exhibit is attached is a final prospectus supplement for the related offering. The maximum aggregate offering price of that offering is $1,098,109,500.